Net Defined Benefits Liability Asset Current service cost net interest expense income past service cost loss gain on the curtailment or settlement and loss gain due to remeasurements (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postemployment benefit expense defined benefit plans [Abstract]
Current service cost		₩ 146,750	₩ 153,660	₩ 132,710
Net interest income		(3,972)	(712)	(588)
Gain (loss) on the curtailment or settlement		124	(339)	9
Cost recognized in net income		142,902	152,609	132,131
Remeasurements	[1]	(6,264)	(45,098)	103,174
Cost recognized in total comprehensive income		136,638	₩ 107,511	₩ 235,305
Postemployment benefit expense defined contribution plans		₩ 3,946

[1]	This is an amount before considering the tax effects.